Purchased Loans - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Purchased loans [line Items]
Financing receivable, recorded investment	$ 8,459	$ 11,993
1-4 Family Mortgages [Member]
Purchased loans [line Items]
Financing receivable, recorded investment	$ 25	$ 33